   As filed with the Securities and Exchange Commission on August 28, 2002


                                              1933 Act Registration No. 33-39029
                                             1940 Act Registration No. 811-06281

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                                       ---


                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 18 [ X ]

                                       ---

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]


                             Amendment No. 19 [ X ]

                                       ---


                          LIQUID INSTITUTIONAL RESERVES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)


       Registrant's telephone number, including area code: (212) 882-5000


                              AMY R. DOBERMAN, ESQ.

                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)


                                   Copies to:
                                 JACK W. MURPHY
                                     Dechert
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3300


Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.



It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to Rule 485(b)
[X] On August 30, 2002 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(1)
[ ] On _______________ pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On _______________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Institutional Class and Select Class of Shares of Beneficial Interest of UBS LIR Government Securities Fund; Institutional Class and Financial Intermediary Class of Shares of Beneficial Interest of UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund.

[GRAPHIC OMITTED]  [UBS GLOBAL ASSET MANAGEMENT LOGO]



UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND


PROSPECTUS



AUGUST 30, 2002














This prospectus offers two classes of shares for both money market funds. Institutional shares are offered primarily to institutional investors, and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

             -------------------------------------------------------
             | NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.|
             -------------------------------------------------------

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

CONTENTS


THE FUNDS
What every investor should know about the funds
UBS LIR Money Market Fund
     Investment Objective, Strategies and Risks ......... Page 3
     Performance ........................................ Page 4
     Expenses and Fee Tables ............................ Page 5
UBS LIR Treasury Securities Fund
     Investment Objective, Strategies and Risks ......... Page 7
     Performance ........................................ Page 8
     Expenses and Fee Tables ............................ Page 9
More About Risks and Investment Strategies .............. Page 10

YOUR INVESTMENT
Information for managing your fund account
     Managing Your Fund Account ......................... Page 11
     -Buying Shares
     -Selling Shares
     -Exchanging Shares
     -Additional Information About Your Account
     -Pricing and Valuation

ADDITIONAL INFORMATION
Additional important information about the funds
     Management ......................................... Page 16
     Dividends and Taxes ................................ Page 17
     Financial Highlights ............................... Page 18
     Where to learn more about the funds ................ Back Cover


          -------------------------------------------------------------
          |THE FUNDS ARE NOT COMPLETE OR BALANCED INVESTMENT PROGRAMS.|
          -------------------------------------------------------------

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


UBS PaineWebber Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.


o Interest Rate Risk--The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.


o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON INSTITUTIONAL SHARES



[GRAPHIC OMITTED]

                                  TOTAL RETURN

3.54%   2.98%   4.02%   5.76%   5.32%   5.47%   5.43%   5.07%   6.35%   4.11%

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

                                 CALENDAR YEAR



Total return January 1 to June 30, 2002--0.89%
Best quarter during years shown: 3rd quarter, 2000--1.64%
Worst quarter during years shown: 4th quarter, 2001--0.61%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001



                                              FINANCIAL
                           INSTITUTIONAL     INTERMEDIARY
                               SHARES           SHARES
(INCEPTION DATE)              (6/3/91)        (1/14/98)*
----------------              --------        ----------
One Year ..............         4.11%            3.85%
Five Years ............         5.28%             N/A
Life of Class .........         4.84%            4.97%



----------
* Average annual total returns for Financial Intermediary shares are for the period January 14, 1998 through December 31, 2001. Such shares had previously been outstanding only for short periods of time.



--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------


EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)


Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price) .................... None
Maximum Deferred Sales Charge (Load)
 (as a % of offering price) .................... None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                                      FINANCIAL
                                                          INSTITUTIONAL             INTERMEDIARY
                                                             SHARES                    SHARES
                                                     -----------------------   -----------------------
Management Fees. .................................                    0.25%                     0.25%
Distribution and/or Service (12b-1) Fees .........                    0.00%                     0.00%
Other Expenses ...................................
    Shareholder Servicing Fee ....................   0.00%                     0.25%
    Miscellaneous Expenses* ......................   0.05%                     0.04%
                                                     ----                      ----
                                                                      0.05%                     0.29%
                                                                      ----                      ----
Total Annual Fund Operating Expenses .............                    0.30%                     0.54%
                                                                      ====                      ====
Expense Reimbursement* ...........................                    0.02%                     0.01%
                                                                      ----                      ----
Net Expenses* ....................................                    0.28%                     0.53%
                                                                      ====                      ====



----------
* The fund and UBS PaineWebber(SM) have entered into a written expense reimbursement agreement. UBS PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2003 to the extent that each class's expenses otherwise would exceed the "Net Expenses" rate for that class as shown above. The fund has agreed to repay UBS PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates. (UBS PaineWebber is a service mark of UBS AG.)



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------

      EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                               -------- --------- --------- ---------
      Institutional Shares ...................    $29      $ 94      $167      $379
      Financial Intermediary Shares ..........     54       172       301       676











--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market investments.

PRINCIPAL INVESTMENT STRATEGIES


The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the U.S. Treasury. U.S. Treasury securities, including U.S. Treasury money market instruments, are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.


UBS PaineWebber Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.


o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only class outstanding for all the periods shown. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON INSTITUTIONAL SHARES



[GRAPHIC OMITTED]

                                  TOTAL RETURN

3.34%   2.72%   3.93%   5.47%   4.97%   5.16%   4.94%   4.47%   5.65%   3.66%

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

                                 CALENDAR YEAR



Total return January 1 to June 30, 2002--0.79%
Best quarter during years shown: 4th quarter, 2000--1.48%
Worst quarter during years shown: 4th quarter, 2001--0.54%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001



                      INSTITUTIONAL
                         SHARES*
(INCEPTION DATE)        (12/6/91)
----------------        ---------
One Year ...........       3.66%
Five Years .........       4.77%
Ten Years ..........       4.39%



----------
* No Financial Intermediary shares were outstanding prior to December 31, 2001. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


EXPENSES AND FEE TABLES


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)


Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) .... None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ................ None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)


                                                                                      FINANCIAL
                                                          INSTITUTIONAL             INTERMEDIARY
                                                             SHARES                    SHARES
                                                      ---------------------     ---------------------
Management Fees ..................................                    0.25%                     0.25%
Distribution and/or Service (12b-1) Fees .........                    0.00%                     0.00%
Other Expenses
   Shareholder Servicing Fee .....................   0.00%                     0.25%
   Miscellaneous Expenses* .......................   0.10%                     0.10%
                                                     ----                      ----
                                                                      0.10%                     0.35%
                                                                      ----                      ----
Total Annual Fund Operating Expenses .............                    0.35%                     0.60%
                                                                      ====                      ====
Expense Reimbursement* ...........................                    0.06%                     0.06%
                                                                      ----                      ----
Net Expenses* ....................................                    0.29%                     0.54%
                                                                      ====                      ====



----------
* The fund and UBS PaineWebber have entered into a written expense reimbursement agreement. UBS PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2003 to the extent that each class's expenses otherwise would exceed the "Net Expenses" rate for that class as shown above. The fund has agreed to repay UBS PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.


      EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                              --------   ---------   ---------   ---------
   Institutional Shares ...................      $30        $106        $190        $437
   Financial Intermediary Shares ..........       55         189         329         744



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISK


Structured Security Risk. UBS LIR Money Market Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share.


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.



Each fund may invest to a limited extent in shares of similar money market funds that, for UBS LIR Treasury Securities Fund, have like tax characteristics.


MANAGING YOUR FUND ACCOUNT

BUYING SHARES
-------------


The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

Each fund offers two separate classes of shares--Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o You may purchase Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of the funds' shares, may, in its discretion, make Institutional shares available to individuals or other entities.


o You may purchase Financial Intermediary shares only if you are a financial intermediary (e.g. a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.



Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.



You may buy fund shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the funds' transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.


You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares through someone else). You can get a copy of the application from UBS Global AM, a financial intermediary or by calling toll-free 1-888-547 FUND.



You buy shares at the net asset value next determined after receipt of your purchase order in good form by

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

the transfer agent, subject to a fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the funds' bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the funds' custodian, the funds' transfer agent and UBS Global AM are open for business.

Orders to buy shares of Money Market Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

Orders to buy shares of Treasury Securities Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).


Both funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") (formerly known as the Public Securities Association or "PSA") recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether a fund intends to close early on a given day.


The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:


     To:   PNC Bank
           Philadelphia, PA
           ABA #0310-0005-3

    BNF:   Mutual Fund Services A/C 8614973575

     RE:   Purchase shares of UBS____ Fund (insert Money
           Market or Treasury Securities)

    FFC:   (Name of Account and Account Number)


A financial intermediary or your bank may impose a service charge for wire transfers.


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS:


Money Market Fund:
   To open an account ...........   $1,000,000
   To add to an account .........         None

Treasury Securities Fund:
   To open an account ...........   $  250,000
   To add to an account .........         None


UBS Global AM may waive these minimums. A fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or UBS Global AM.

ELECTRONIC TRADE ENTRY


The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-547 FUND.

SELLING SHARES
--------------

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-547 FUND and speaking with a representative.


Orders to sell shares of Money Market Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

Orders to sell shares of Treasury Securities Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

You may sell Financial Intermediary shares only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.


If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES
-----------------


You may exchange Institutional shares of either fund for Institutional shares of the other fund, UBS LIR Government Securities Fund or UBS Select Money Market Fund. You also may exchange Institutional shares of either fund for Select shares of UBS LIR Government Securities Fund. In addition, you may exchange Financial Intermediary shares of either fund for Financial Intermediary shares of the other fund or UBS Select Money Market Fund. UBS LIR Government Securities Fund has a $1,000,000 minimum for initial purchases of its Institutional shares and a $10,000,000 minimum for initial purchases of its Select shares and no minimum for subsequent purchases. UBS Select Money Market Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares, although UBS Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.

Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.


You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You may exchange Financial Intermediary shares only if you are a bank or other financial intermediary exchanging the shares for the benefit of your customers. You can also place an exchange order by calling the transfer agent at 1-888-547 FUND and speaking with a representative.


Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.

A fund may modify or terminate the exchange privilege at any time.


ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT
-----------------------------------------


You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

Financial Intermediary Shares. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Institutional Shares. UBS Global AM (not the fund) also may pay fees to entities that make Institutional shares available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.


PRICING AND VALUATION
---------------------


The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for Money Market Fund is normally determined three times each Business Day at

o noon (Eastern time);


o 2:30 p.m. (Eastern time); and


o 4:30 p.m. (Eastern time).

The net asset value per share for Treasury Securities Fund is normally determined twice each Business Day at

o noon (Eastern time) and

o 2:30 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after a fund accepts your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS LIR MONEY MARKET FUND                      UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


MANAGEMENT

INVESTMENT ADVISOR AND SUB-ADVISOR


UBS PaineWebber Inc. is the investment advisor and administrator of the funds. UBS Global Asset Management (US) Inc. ("UBS Global AM") is each fund's sub-advisor and sub-administrator and is the principal underwriter of its shares. UBS PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114. UBS PaineWebber and UBS Global AM are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2002, UBS Global AM was the investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $67 billion.

ADVISORY FEES

The funds paid advisory and administration fees to UBS PaineWebber for the most recent fiscal year ended April 30, 2002 at the following annual rates based on average net assets:



      UBS LIR Money Market Fund ................   0.25%
      UBS LIR Treasury Securities Fund .........   0.25%


OTHER INFORMATION. UBS LIR Money Market Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

DIVIDENDS


Both funds declare dividends daily and pay them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.


Both funds distribute any net short-term capital gain annually and anticipate that any short-term capital gain distribution would be declared during the month of December in a given year. A fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares of a fund will be lower than dividends on its Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

Some states and localities do not tax dividends that are attributable to interest on U.S. Treasury securities and certain other government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

The funds expect that their dividends will be taxed as ordinary income. Each fund will tell you annually how you should treat its dividends for tax purposes.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 2002 for UBS LIR Treasury Securities Fund and were outstanding for only limited periods of time prior to January 14, 1998 for UBS LIR Money Market Fund.

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' Annual Report to Shareholders. The annual report may be obtained without charge by calling 1-888-547 FUND.



--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



                                                   UBS LIR MONEY MARKET FUND
                           --------------------------------------------------------------------------
                                                      INSTITUTIONAL SHARES
                           --------------------------------------------------------------------------
                                                 FOR THE YEARS ENDED APRIL 30,
                           --------------------------------------------------------------------------
                                2002           2001           2000           1999           1998
                           -------------- -------------- -------------- -------------- --------------
Net asset value,
 beginning of period......   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                             ---------      ---------      ---------      ---------      ---------
Net investment income.....        0.028          0.061          0.053          0.051          0.054
                             ----------     ----------     ----------     ----------     ----------
Dividends from net
 investment income .......       (0.028)        (0.061)        (0.053)        (0.051)        (0.054)
                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of
 period ..................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                             ==========     ==========     ==========     ==========     ==========
Total investment
 return (1) ..............         2.87%          6.25%          5.40%          5.22%          5.52%
                             ==========     ==========     ==========     ==========     ==========
Ratios/Supplemental
 Data:
 Net assets, end of
 period (000's) ..........   $2,327,952     $2,513,344     $1,836,114     $2,036,379     $1,591,789
Expenses to average net
 assets, net of fee
 waivers/reimbursements
 from advisor ............         0.28%          0.28%          0.28%          0.26%          0.29%
Expenses to average net
 assets, before fee
 waivers/reimbursements
 from advisor ............         0.30%          0.31%          0.30%          0.31%          0.34%
Net investment income
 to average net assets,
 net of fee
 waivers/reimbursements
 from advisor ............         2.81%          6.04%          5.26%          5.07%          5.38%
Net investment income
 to average net assets,
 before fee
 waivers/reimbursements
 from advisor ............         2.79%          6.01%          5.24%          5.02%          5.33%



                                              UBS LIR MONEY MARKET FUND
                           ---------------------------------------------------------------
                                           FINANCIAL INTERMEDIARY SHARES**
                           ---------------------------------------------------------------
                                                                            FOR THE PERIOD
                                                                             JANUARY 14,
                                    FOR THE YEARS ENDED APRIL 30,              1998+ TO
                           -----------------------------------------------     APRIL 30,
                               2002        2001        2000        1999          1998
                           ----------- ----------- ----------- -----------  ---------------
Net asset value,
 beginning of year .......  $  1.00     $  1.00     $  1.00     $  1.00        $ 1.00
                            -------     -------     -------     -------        ------
Net investment income.....     0.026       0.058       0.050       0.048        0.015
                            --------    --------    --------    --------       ------
Dividends from net
 investment income .......    (0.026)     (0.058)     (0.050)     (0.048)      (0.015)
                            --------    --------    --------    --------       -------
Net asset value, end of
 year ....................  $  1.00     $  1.00     $  1.00     $  1.00        $ 1.00
                            ========    ========    ========    ========       =======
Total investment
 return 1 ................      2.62%       5.99%       5.14%       4.96%        1.51%
                            ========    ========    ========    ========       =======
Ratios/Supplemental
 Data:
 Net assets, end of
 year (000's) ............  $ 82,985    $ 51,534    $ 64,634    $ 12,002       $16,302
Expenses to average net
 assets net of
 waivers/reimbursements
 from advisor ............      0.53%       0.53%       0.53%       0.51%         0.54%*
Expenses to average net
 assets before
 waivers/reimbursements
 from advisor ............      0.54%       0.56%       0.55%       0.56%         0.59%*
Net investment income
 to average net assets
 net of
 waivers/reimbursements
 from advisor ............      2.46%       5.74%       5.05%       4.82%         5.13%*
Net investment income
 to average net assets
 before
 waivers/reimbursements
 from advisor ............      2.45%       5.71%       5.03%       4.77%         5.07%*



----------
+     Reissuance of shares.

*     Annualized.

** For the period May 1, 1997 to January 13, 1998 there were no Financial Intermediary shares outstanding.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return for a period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS




                                                                      UBS LIR TREASURY SECURITIES FUND
                                                 --------------------------------------------------------------------------
                                                                            INSTITUTIONAL SHARES
                                                 --------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDED APRIL 30,
                                                 --------------------------------------------------------------------------
                                                     2002           2001           2000            1999            1998
                                                 ------------   ------------   ------------   --------------   ------------
Net asset value, beginning of year ...........     $  1.00           1.00        $  1.00        $   1.00         $  1.00
                                                   --------       --------       --------       ---------        --------
Net investment income ........................        0.025          0.054          0.049          0.046            0.051
                                                   --------       --------       --------       ---------        --------
Dividends from net investment income .........       (0.025)        (0.054)        (0.047)        (0.046)          (0.051)
Distributions from net realized gains from
 investment transactions .....................            -              -         (0.002)              -               -
                                                   --------       --------       --------       ---------        --------
Total dividends and distributions to
 stockholders ................................       (0.025)        (0.054)        (0.049)        (0.046)          (0.051)
                                                   --------       --------       --------       ---------        --------
Net asset value, end of year .................     $  1.00        $  1.00        $  1.00        $  1.00          $  1.00
                                                   ========       ========       ========       =========        ========
Total investment return (1) ..................        2.56%          5.55%          4.97%          4.68%            5.23%
                                                   ========       ========       ========       =========        ========
Ratios/Supplemental Data: ....................
Net assets, end of year (000's) ..............     $433,274       $167,390       $118,525       $ 179,227        $179,708
Expenses to average net assets net of
 waivers/reimbursements from advisor .........        0.29%          0.29%          0.29%          0.28%            0.30%
Expenses to average net assets before
 waivers/reimbursements from advisor .........        0.35%          0.36%          0.35%          0.33%            0.47%
Net investment income to average net
 assets net of waivers/reimbursements
 from advisor ................................        2.29%          5.36%          4.61%          4.57%            5.09%
Net investment income to average net
 assets before waivers/reimbursements
 from advisor ................................         2.23%         5.29%          4.55%          4.52%            4.92%



----------
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TICKER SYMBOL: Institutional Shares --
                            UBS LIR Money

                            Market Fund:                       LIRXX

                            UBS LIR Treasury
                            Securities Fund:                   LISXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-547 FUND.


You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about a fund:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov




Liquid Institutional Reserves
--UBS LIR Money Market Fund
--UBS LIR Treasury Securities Fund
Investment Company Act File No. 811-06281


(Copyright) 2002 UBS Global Asset Management (US) Inc.
All rights reserved.

S-641

[GRAPHIC OMITTED] [UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS LIR
MONEY MARKET FUND
UBS LIR
TREASURY SECURITIES FUND


PROSPECTUS


August 30, 2002

[GRAPHIC OMITTED]  [UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS
GLOBAL ASSET MANAGEMENT




UBS LIR GOVERNMENT SECURITIES FUND


Prospectus



August 30, 2002















This prospectus offers two classes of money market fund shares--Institutional shares and Select shares--primarily to institutional investors. Institutional shares generally require a $1,000,000 minimum initial purchase to open an account. Select shares have lower expenses and generally are offered only to investors who make an initial purchase of at least $10,000,000.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


            --------------------------------------------------------
            | NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. |
            --------------------------------------------------------

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------

CONTENTS


THE FUND

What every investor should know about the fund
     Investment Objective, Strategies and Risks ......... Page 3
     Performance ........................................ Page 4
     Expenses and Fee Tables ............................ Page 5
     More About Risks and Investment Strategies ......... Page 6


YOUR INVESTMENT

Information for managing your fund account
     Managing Your Fund Account ......................... Page 7
     -Buying Shares
     -Selling Shares
     -Exchanging Shares
     -Additional Information About Your Account
     -Pricing and Valuation


ADDITIONAL INFORMATION

Additional important information about the fund
     Management ......................................... Page 11
     Dividends and Taxes ................................ Page 12
     Financial Highlights ............................... Page 13
     Where to learn more about the fund ................. Back Cover



          -------------------------------------------------------------
          | THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.|
          -------------------------------------------------------------



--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.


PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements. Under investment guidelines adopted by its board, the fund currently invests substantially all its assets directly in U.S. government securities and does not invest in repurchase agreements.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax. The fund will emphasize investments that qualify for this favorable state and local income tax treatment.


UBS PaineWebber Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------

PERFORMANCE


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Select Shares. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.



TOTAL RETURN ON INSTITUTIONAL SHARES


[GRAPHIC OMITTED]

CALENDAR YEAR       TOTAL RETURN
    1992                3.53%
    1993                2.94%
    1994                3.93%
    1995                5.57%
    1996                5.17%
    1997                5.30%
    1998                5.24%
    1999                4.91%
    2000                6.16%
    2001                3.85%



Total return January 1 to June 30, 2002--0.79%
Best quarters during years shown: 3rd and 4th quarter, 2000--1.58% Worst quarter during years shown: 4th quarter, 2001--0.56%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001




                                INSTITUTIONAL
                                   SHARES*
(INCEPTION DATE)                   (6/3/91)
----------------                   --------
One Year ..........................3.85%
Five Years ........................5.09%
Ten Years .........................2.51%


----------

* Because no Select shares were outstanding for a full calendar year, average annual total return for Select shares is not included in the table. Performance for Select shares would be higher because it is not subject to the 0.10% shareholder servicing fee paid by Institutional shares.


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)



Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price) ...........................................None
Maximum Deferred Sales Charge (Load)
 (as a % of offering price) ...........................................None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                               INSTITUTIONAL                      SELECT
                                                                  SHARES                          SHARES
                                                          -----------------------         -----------------------
Management Fees .......................................                    0.25%                           0.25%
Distribution and/or Service (12b-1) Fees ..............                    0.00%                           0.00%
Other Expenses
   Shareholder Servicing Fee ..........................   0.10%                           0.00%
   Miscellaneous Expenses* ............................   0.11%                           0.11%
                                                          ----                            ----
                                                                           0.21%                           0.11%
                                                                           ----                            ----
Total Annual Fund Operating Expenses ..................                    0.46%                           0.36%
                                                                           ====                            ====
Management Fee Waiver/Expense Reimbursement* ..........                    0.17%                           0.17%
                                                                           ----                            ----
Net Expenses* .........................................                    0.29%                           0.19%
                                                                           ====                            ====



----------
* The fund and UBS PaineWebber(SM) have entered into a written management fee waiver/expense reimbursement agreement. UBS PaineWebber is contractually obligated to waive 0.10% of its management fees and to reimburse fund expenses through August 31, 2003 to the extent that each class's expenses otherwise would exceed the "Net Expenses" rate for that class as shown above. The fund has agreed to repay UBS PaineWebber for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates. (UBS PaineWebber is a service mark of UBS AG.)


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels except for the period when the fund's expenses are lower due to its management fee waiver/expense reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                       1 year   3 years   5 years   10 years
                                      -------- --------- --------- ---------
      Institutional Shares ..........    $30      $130      $241      $563
      Select Shares .................     19        98       185       439



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

The fund may invest to a limited extent in shares of similar money market funds that have like tax characteristics.


--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------



MANAGING YOUR FUND ACCOUNT


BUYING SHARES


The fund accepts the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to the fund through its custodian.

The fund offers two separate classes of shares--Institutional shares and Select shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o UBS Global AM, the principal underwriter of the fund's shares, may, in its discretion, make Institutional shares or Select shares available to individuals or other entities.

o Institutional shares bear special fees (paid by the fund) at the annual rate of 0.10% of average daily net assets attributable to Institutional shares for services that financial intermediaries (e.g. banks, trust companies, brokers and investment advisors) provide to the owners of Institutional shares.

o Generally, you may purchase Select shares only if you make an initial investment of $10,000,000 or more.

Investors purchasing $10 million or more of Institutional shares of the fund should consider whether Select shares are more appropriate, recognizing that Select shares may not offer the same client services.

You may buy shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the fund's transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.


You will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global AM, a financial intermediary or by calling the fund's transfer agent, PFPC Inc., toll-free at 1-888-547 FUND.


You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the fund's custodian, the fund's transfer agent and UBS Global AM are open for business.

Orders to buy shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).

The fund reserves the right to advance the time by which orders to buy and sell its shares must be received


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------


by the transfer agent. The fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, the fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") (formerly known as the Public Securities Association or "PSA") recommends that the securities markets close early. Frequently, markets close early on the afternoon of a business day prior to a national holiday. Of course, if the fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether the fund intends to close early on a given day.



The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to the fund where the investor fails to place a corresponding share purchase order.


WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:



     To:   PNC Bank
           Philadelphia, PA
           ABA #0310-0005-3

    BNF:   Mutual Fund Services A/C 8614973575

     RE:   Purchase shares of UBS LIR Government
           Securities Fund

    FFC:   (Name of Account and Account Number)



A financial intermediary or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:


Institutional shares:
   To open an account ..............$1,000,000
   To add to an account ............None

Select shares:
   To open an account ..............$10,000,000
   To add to an account ............None


UBS Global AM may waive these minimums. The fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.

ELECTRONIC TRADE ENTRY

The fund may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-547 FUND.


SELLING SHARES


You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-547 FUND and speaking with a representative.

Orders to sell shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




As noted above under "Buying Shares," the fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.


EXCHANGING SHARES


You may exchange Institutional shares or Select shares of the fund for Institutional shares of UBS LIR Money Market Fund, UBS LIR Treasury Securities Fund or UBS Select Money Market Fund. You also may exchange Institutional shares of the fund for Select shares of the fund, provided that you satisfy the $10,000,000 minimum investment requirement. UBS LIR Money Market Fund has a $1,000,000 minimum for initial purchases and no minimum for subsequent purchases. UBS LIR Treasury Securities Fund has a $250,000 minimum for initial purchases and no minimum for subsequent purchases. UBS Select Money Market Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases.

These minimums apply to initial and subsequent purchases made through an exchange of shares, although UBS Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.

Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order with a financial intermediary, who is then responsible for sending the order to the transfer agent. You also can place an exchange order by calling the transfer agent at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------





previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.



The fund may modify or terminate the exchange privilege at any time.



ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT


You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.


Financial intermediaries through which an investor purchases or holds shares may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the owners of Institutional shares will be lower than those on Select shares by the amount of the fees paid by the fund for shareholder services provided by the financial intermediary. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.


A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.


UBS Global AM (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.


PRICING AND VALUATION


The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for the fund is normally determined two times each Business Day at

o noon (Eastern time) and

o 2:30 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------



MANAGEMENT

INVESTMENT ADVISOR AND SUB-ADVISOR


UBS PaineWebber Inc. is the investment advisor and administrator of the fund. UBS Global Asset Management (US) Inc. ("UBS Global AM") is the fund's sub-advisor and sub-administrator and is the principal underwriter of its shares. UBS PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114. UBS PaineWebber and UBS Global AM are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2002, UBS Global AM was the investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $67 billion.


ADVISORY FEES


The fund paid advisory and administration fees to UBS PaineWebber for the most recent fiscal year ended April 30, 2002 at the annual rate of 0.25% of average net assets.


OTHER INFORMATION. The fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




DIVIDENDS AND TAXES

DIVIDENDS


The fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.


The fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. The fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Institutional shares will be lower than dividends on Select shares because of the higher expenses borne by Institutional shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.


Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.


The fund expects that its dividends will be taxed as ordinary income. The fund will tell you annually how you should treat its dividends for tax purposes.


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). Select shares were outstanding for only limited periods of time prior to May 23, 2001.

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling 1-888-547 FUND.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS



                                                                INSTITUTIONAL SHARES                              Select Shares
                                      ------------------------------------------------------------------------    FOR THE PERIOD
                                                           FOR THE YEARS ENDED APRIL 30,                          MAY 23, 2001+
                                      ------------------------------------------------------------------------     TO APRIL 30,
                                          2002           2001           2000           1999           1998             2002
                                      ------------   ------------   ------------   ------------   ------------   ---------------
Net asset value, beginning of
 period ...........................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00          $ 1.00
                                        -------        -------        -------        -------        -------          ------
Net investment income .............        0.026          0.059          0.051          0.049          0.052           0.024
Dividends from net investment
 income ...........................       (0.026)        (0.059)        (0.051)        (0.049)        (0.052)         (0.024)
                                        --------       --------       --------       --------       --------         -------
Net asset value, end of period.....     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00          $ 1.00
                                        =======        =======        =======        =======        =======          ======

Total investment return(1) ........        2.65%          6.02%          5.22%          5.04%          5.32%           2.38%
                                        =======        =======        =======        =======        =======          ======

Ratios/Supplemental Data:
Net assets, end of period
 (000's) ..........................     $173,626       $260,164       $121,897       $138,783       $100,140         $54,288
Expenses to average net assets,
 net of fee waivers/
 reimbursements from
 advisor ..........................        0.29%          0.29%          0.29%          0.28%          0.30%           0.19%*
Expenses to average net assets,
 before fee waivers/
 reimbursements from
 advisor ..........................        0.46%          0.38%          0.33%          0.33%          0.59%           0.36%*
Net investment income to
 average net assets, net of
 fee waivers/reimbursements
 from advisor .....................        2.70%          5.68%          5.10%          4.90%          5.21%           2.17%*
Net investment income to
 average net assets, before
 fee waivers/reimbursements
 from advisor .....................        2.53%          5.59%          5.06%          4.85%          4.91%           2.00%*



----------

+     Commencement of issuance.
*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

TICKER SYMBOL:  Institutional Shares--
                UBS LIR Government
                Securities Fund:  LIGXX


If you want more information about the fund, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-888-547 FUND.


You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov


Liquid Institutional Reserves
--UBS LIR Government Securities Fund
Investment Company Act File No. 811-06281

(Copyright)2002 UBS Global Asset Management (US) Inc.
All rights reserved.

S-936


[GRAPHIC OMITTED] [UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS LIR GOVERNMENT
SECURITIES FUND



PROSPECTUS



                                August 30, 2002

                         LIQUID INSTITUTIONAL RESERVES
                           UBS LIR MONEY MARKET FUND
                       UBS LIR GOVERNMENT SECURITIES FUND
                        UBS LIR TREASURY SECURITIES FUND



                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION


     UBS LIR Money Market Fund ("Money Market Fund"), UBS LIR Government Securities Fund ("Government Securities Fund") and UBS LIR Treasury Securities Fund ("Treasury Securities Fund") are professionally managed money market funds organized as diversified series of Liquid Institutional Reserves ("Trust"), an open-end investment company.


     The funds' investment advisor and administrator is UBS PaineWebber Inc. ("UBS PaineWebber"); their sub-advisor, sub-administrator and principal underwriter is UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS PaineWebber(SM)* and UBS Global AM are indirect wholly owned subsidiaries of UBS AG.


     Portions of the funds' Annual Reports to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-888-547 FUND.



     This SAI is not a prospectus and should be read only in conjunction with the current Prospectus of the relevant fund(s), dated August 30, 2002. A copy of a fund's Prospectus may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-547 FUND. Customers of banks and other financial intermediaries that purchase Financial Intermediary shares of Money Market Fund or Treasury Securities Fund may obtain the Prospectus for those funds from their financial intermediaries. The Prospectus for each fund contains more complete information about that fund. You should read it carefully before investing.



     This SAI is dated August 30, 2002.


                               TABLE OF CONTENTS


                                                                                 PAGE
     The Funds and Their Investment Policies ..................................   2
     The Funds' Investments, Related Risks and Limitations ....................   3
     Organization of the Trust; Trustees and Officers; Principal Holders and
       Management Ownership of Securities .....................................  10
     Investment Advisory, Administration and Principal Underwriting Arrangements 22
     Portfolio Transactions ...................................................  26
     Additional Information Regarding Redemptions; Financial Institutions .....  27
     Valuation of Shares ......................................................  27
     Performance Information ..................................................  28
     Taxes ....................................................................  30
     Other Information ........................................................  31
     Financial Statements .....................................................  32


----------
* UBS PaineWebber is a service mark of UBS AG.

                    THE FUNDS AND THEIR INVESTMENT POLICIES


     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.


     MONEY MARKET FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

     The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.


     The fund may invest up to 10% of its net assets in illiquid securities.
The fund may purchase securities on a when-issued or delayed delivery basis.
The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.

     GOVERNMENT SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements. Under investment guidelines adopted by its board, the fund currently invests substantially all its assets directly in U.S. government securities and does not invest in repurchase agreements. The fund's investments also may include securities of other investment companies that invest in U.S. government securities (but not repurchase agreements). This policy may be changed without shareholder approval. However, the fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.


     Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.

     The fund may invest up to 10% of its net assets in illiquid securities.
The fund may purchase securities on a when-issued or delayed delivery basis.
The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income.


     TREASURY SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the U.S. Treasury. This policy may be changed without shareholder approval. However, the fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy. The interest income on the fund's securities is generally exempt from state and local income tax. The fund may invest in the securities of other investment companies that have similar tax characteristics. The fund will not enter into repurchase agreements.


     Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.

     The fund may invest up to 10% of its net assets in illiquid securities.
The fund may purchase securities on a when-issued or delayed delivery basis.
The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income.


             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by nationally recognized statistical rating organizations ("rating agencies") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


     Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     U.S. GOVERNMENT SECURITIES. U.S. Government Securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. Money Market Fund and Government Securities Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Money Market Fund and Government Securities Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, Money Market Fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Money Market Fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.


     AUCTION RATE AND REMARKETED PREFERRED STOCK. Money Market Fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The fund's investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations--Investments in Other Investment Companies."


     VARIABLE AMOUNT MASTER DEMAND NOTES. Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.


     INVESTING IN FOREIGN SECURITIES. Money Market Fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers. Money Market Fund's investments in securities issued by U.S. finance subsidiaries of foreign banks may involve similar risks to the extent that a foreign bank is deemed to support its U.S. finance subsidiary.


     CREDIT AND LIQUIDITY ENHANCEMENTS. Money Market Fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.


     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

     REPURCHASE AGREEMENTS. Money Market Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special 'tri-party' custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.


     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


     COUNTERPARTIES. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which a fund does business.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts."

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, and certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments,
(2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Funds' Investments, Related Risks and Limitations--Auction Rate and Remarketed Preferred Stock."

     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS PaineWebber has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber and other affiliated broker-dealers have acted as lending agent. UBS PaineWebber and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending program.

     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under such commitment.


INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

       (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

       The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

       (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S.

   government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.


       The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic banking (including U.S. finance subsidiaries of foreign banks) and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.


       (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

       (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

       The following interpretation applies to, but is not a part of, this fundamental restriction: Money Market Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

       (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

       (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

       (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

       (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

       (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

       (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

       (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Trust was organized on February 14, 1991 as a business trust under the laws of the Commonwealth of Massachusetts and currently has three operating series. The Trust has authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of each existing or future series.


     The Trust is governed by a board of trustees, which oversees the funds' operations. The table below shows, for each trustee (sometimes referred to as a "board member") and executive officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupation during the last five years, the number of funds in the UBS Family of Funds overseen by the trustee or officer, and other directorships held by such trustee or officer.


INTERESTED TRUSTEES



                                             TERM OF
                                              OFFICE
                                               AND
                                POSITION(S) LENGTH OF                                 NUMBER OF PORTFOLIOS
         NAME, ADDRESS,          HELD WITH     TIME     PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX         OTHER DIRECTORSHIPS
            AND AGE                TRUST     SERVED++     DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
 ------------------------------ ---------- ---------- --------------------------- --------------------------- ----------------------
Margo N. Alexander*+; 55          Trustee    Since    Mrs. Alexander is an        Mrs. Alexander is a         None
                                              1996    executive vice president    director or trustee of
                                                      of UBS PaineWebber          22 investment
                                                      (since March 1984). She     companies (consisting
                                                      was chief executive         of 43 portfolios) for
                                                      officer of UBS Global       which UBS Global
                                                      AM from January 1995        AM, UBS
                                                      to October 2000, a          PaineWebber or one of
                                                      director (from January      their affiliates serves as
                                                      1995 to September 2001)     investment advisor,
                                                      and chairman (from          sub-advisor or
                                                      March 1999 to               manager.
                                                      September 2001).

E. Garrett Bewkes, Jr.**+; 75     Trustee    Since    Mr. Bewkes serves as a      Mr. Bewkes is a             Mr. Bewkes is also a
                                    and       1996    consultant to UBS           director or trustee of      director of Interstate
                                  Chairman            PaineWebber (since May      35 investment               Bakeries Corporation.
                                   of the             1999). Prior to             companies (consisting
                                  Board of            November 2000, he was       of 56 portfolios) for
                                  Trustees            a Trustee of Paine          which UBS Global
                                                      Webber Group Inc.           AM, UBS
                                                      ("PW Group," formerly       PaineWebber or one of
                                                      the holding company of      their affiliates serves as
                                                      UBS PaineWebber and         investment advisor,
                                                      UBS Global AM) and          sub-advisor or
                                                      prior to 1996, he was a     manager.
                                                      consultant to PW
                                                      Group. Prior to 1988, he
                                                      was chairman of the
                                                      board, president and
                                                      chief executive officer of
                                                      American Bakeries
                                                      Company.

INDEPENDENT TRUSTEES



                                         TERM OF
                                          OFFICE
                                           AND
                           POSITION(S)  LENGTH OF                                  NUMBER OF PORTFOLIOS
      NAME, ADDRESS,        HELD WITH      TIME      PRINCIPAL OCCUPATION(S)         IN FUND COMPLEX         OTHER DIRECTORSHIPS
          AND AGE             TRUST      SERVED++      DURING PAST 5 YEARS         OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
-------------------------- ----------- ----------- --------------------------- --------------------------- -----------------------
Richard Q. Armstrong; 67     Trustee     Since     Mr. Armstrong is            Mr. Armstrong is a          Mr. Armstrong is also
R.Q.A. Enterprises                        1996     chairman and principal      director or trustee of      a director of AlFresh
One Old Church Road --                             of R.Q.A. Enterprises       22 investment               Beverages Canada, Inc.
Unit # 6                                           (management consulting      companies (consisting       (a Canadian Beverage
Greenwich, CT 06830                                firm) (since April 1991     of 43 portfolios) for       subsidiary of AlFresh
                                                   and principal occupation    which UBS Global            Foods Inc.) (since
                                                   since March 1995).          AM, UBS                     October 2000).
                                                   Mr. Armstrong was           PaineWebber or one of
                                                   chairman of the board,      their affiliates serves as
                                                   chief executive officer     investment advisor,
                                                   and co-owner of             sub-advisor or
                                                   Adirondack Beverages        manager.
                                                   (producer and
                                                   distributor of soft drinks
                                                   and sparkling/still
                                                   waters) (October
                                                   1993-March 1995). He
                                                   was a partner of The
                                                   New England Consulting
                                                   Group (management
                                                   consulting firm)
                                                   (December
                                                   1992-September 1993).
                                                   He was managing
                                                   director of LVMH U.S.
                                                   Corporation (U.S.
                                                   subsidiary of the French
                                                   luxury goods
                                                   conglomerate, Louis
                                                   Vuitton Moet Hennessey
                                                   Corporation)
                                                   (1987-1991) and
                                                   chairman of its wine and
                                                   spirits subsidiary,
                                                   Schieffelin & Somerset
                                                   Company (1987-1991).

                                             TERM OF
                                              OFFICE
                                               AND
                               POSITION(S)  LENGTH OF
        NAME, ADDRESS,          HELD WITH      TIME       PRINCIPAL OCCUPATION(S)
            AND AGE               TRUST      SERVED++       DURING PAST 5 YEARS
------------------------------ ----------- ----------- ----------------------------
David J. Beaubien; 67            Trustee     Since     Mr. Beaubien is
101 Industrial Road                           2001     chairman of Yankee
Turners Falls, MA 01376                                Environmental Systems,
                                                       Inc., a manufacturer of
                                                       meteorological
                                                       measuring systems. Prior
                                                       to January 1991, he was
                                                       senior vice president of
                                                       EG&G, Inc., a company
                                                       which makes and
                                                       provides a variety of
                                                       scientific and technically
                                                       oriented products and
                                                       services. From 1985 to
                                                       January 1995,
                                                       Mr. Beaubien served as
                                                       a director or trustee on
                                                       the boards of the
                                                       Kidder, Peabody & Co.
                                                       Incorporated mutual
                                                       funds.

Richard R. Burt; 55              Trustee     Since     Mr. Burt is chairman of
1275 Pennsylvania Ave., N.W.                  1996     Diligence LLC
Washington, D.C. 20004                                 (international
                                                       information and security
                                                       firm) and IEP Advisors
                                                       (international
                                                       investments and
                                                       consulting firm). He was
                                                       the chief negotiator in
                                                       the Strategic Arms
                                                       Reduction Talks with
                                                       the former Soviet Union
                                                       (1989-1991) and the U.S.
                                                       Ambassador to the
                                                       Federal Republic of
                                                       Germany (1985-1989).
                                                       From 1991-1994, he
                                                       served as a partner of
                                                       McKinsey & Company
                                                       (management consulting
                                                       firm).



                                   NUMBER OF PORTFOLIOS
        NAME, ADDRESS,                IN FUND COMPLEX          OTHER DIRECTORSHIPS
            AND AGE                 OVERSEEN BY TRUSTEE          HELD BY TRUSTEE
------------------------------ ---------------------------- ------------------------
David J. Beaubien; 67          Mr. Beaubien is a            Mr. Beaubien is also a
101 Industrial Road            director or trustee of       director of IEC
Turners Falls, MA 01376        22 investment                Electronics, Inc., a
                               companies (consisting        manufacturer of
                               of 43 portfolios) for        electronic assemblies.
                               which UBS Global
                               AM, UBS
                               PaineWebber or one of
                               their affiliates serves as
                               investment advisor,
                               sub-advisor or
                               manager.

Richard R. Burt; 55            Mr. Burt is a director       Mr. Burt is also a
1275 Pennsylvania Ave., N.W.   or trustee of 22             director of
Washington, D.C. 20004         investment companies         Archer-Daniels-
                               (consisting of 43            Midland Company
                               portfolios) for which        (agricultural
                               UBS Global AM, UBS           commodities),
                               PaineWebber or one of        Hollinger International
                               their affiliates serves as   Company (publishing),
                               investment advisor,          six investment
                               sub-advisor or               companies in the
                               manager.                     Deutsche Bank family
                                                            of funds, nine
                                                            investment companies
                                                            in the Flag Investors
                                                            family of funds, The
                                                            Central European
                                                            Fund, Inc. and The
                                                            Germany Fund, Inc., a
                                                            director of IGT, Inc.
                                                            (provides technology to
                                                            gaming and wagering
                                                            industry) (since July
                                                            1999) and chairman of
                                                            Weirton Steel Corp.
                                                            (makes and finishes
                                                            steel products) (since
                                                            April 1996).

                                              TERM OF
                                               OFFICE
                                                AND
                                POSITION(S)  LENGTH OF
         NAME, ADDRESS,          HELD WITH      TIME       PRINCIPAL OCCUPATION(S)
            AND AGE                TRUST      SERVED++       DURING PAST 5 YEARS
------------------------------- ----------- ----------- ----------------------------
Meyer Feldberg; 60                Trustee     Since     Mr. Feldberg is Dean
Columbia University                            1996     and Professor of
101 Uris Hall                                           Management of the
New York, New York 10027                                Graduate School of
                                                        Business, Columbia
                                                        University. Prior to 1989,
                                                        he was president of the
                                                        Illinois Institute of
                                                        Technology.

George W. Gowen; 72               Trustee     Since     Mr. Gowen is a partner
666 Third Avenue                               1996     in the law firm of
New York, New York 10017                                Dunnington, Bartholow
                                                        & Miller. Prior to May
                                                        1994, he was a partner
                                                        in the law firm of Fryer,
                                                        Ross & Gowen.

William W. Hewitt, Jr.***; 74     Trustee     Since     Mr. Hewitt is retired.
c/o UBS Global Asset                           2001     From 1990 to January
Management (US) Inc.                                    1995, Mr. Hewitt served
51 West 52nd Street                                     as a director or trustee
New York, New York                                      on the boards of the
10019-6114                                              Kidder, Peabody & Co.
                                                        Incorporated mutual
                                                        funds. From 1986-1988,
                                                        he was an executive vice
                                                        president and director of
                                                        mutual funds, insurance
                                                        and trust services of
                                                        Shearson Lehman
                                                        Brothers Inc. From
                                                        1976-1986, he was
                                                        president of Merrill
                                                        Lynch Funds Distributor,
                                                        Inc.



                                    NUMBER OF PORTFOLIOS
         NAME, ADDRESS,                IN FUND COMPLEX          OTHER DIRECTORSHIPS
            AND AGE                  OVERSEEN BY TRUSTEE          HELD BY TRUSTEE
------------------------------- ---------------------------- ------------------------
Meyer Feldberg; 60              Dean Feldberg is a           Dean Feldberg is also a
Columbia University             director or trustee of       director of Primedia
101 Uris Hall                   35 investment                Inc. (publishing),
New York, New York 10027        companies (consisting        Federated Department
                                of 56 portfolios) for        Stores, Inc. (operator
                                which UBS Global             of department stores),
                                AM, UBS                      Revlon, Inc.
                                PaineWebber or one of        (cosmetics), Select
                                their affiliates serves as   Medical Inc.
                                investment advisor,          (healthcare services),
                                sub-advisor or               and SAPPI, Ltd.
                                manager.                     (producer of paper).

George W. Gowen; 72             Mr. Gowen is a               None
666 Third Avenue                director or trustee of
New York, New York 10017        35 investment
                                companies (consisting
                                of 56 portfolios) for
                                which UBS Global
                                AM, UBS
                                PaineWebber or one of
                                their affiliates serves as
                                investment advisor,
                                sub-advisor or
                                manager.

William W. Hewitt, Jr.***; 74   Mr. Hewitt is a director     Mr. Hewitt is also a
c/o UBS Global Asset            or trustee of 22             director or trustee
Management (US) Inc.            investment companies         of Guardian Life
51 West 52nd Street             (consisting of 43            Insurance Company
New York, New York              portfolios) for which        mutual funds.
10019-6114                      UBS Global AM, UBS
                                PaineWebber or one of
                                their affiliates serves as
                                investment advisor,
                                sub-advisor or
                                manager.

                                          TERM OF
                                           OFFICE
                                            AND
                            POSITION(S)  LENGTH OF
       NAME, ADDRESS,        HELD WITH      TIME      PRINCIPAL OCCUPATION(S)
          AND AGE              TRUST      SERVED++      DURING PAST 5 YEARS
--------------------------- ----------- ----------- --------------------------
Morton L. Janklow; 72         Trustee     Since     Mr. Janklow is senior
445 Park Avenue                            2001     partner of Janklow &
New York, New York 10022                            Nesbit Associates, an
                                                    international literary
                                                    agency representing
                                                    leading authors in their
                                                    relationships with
                                                    publishers and motion
                                                    picture, television and
                                                    multi-media companies,
                                                    and of counsel to the
                                                    law firm of Janklow &
                                                    Ashley.

Frederic V. Malek; 65         Trustee     Since     Mr. Malek is chairman
1455 Pennsylvania Avenue,                  1996     of Thayer Capital
N.W., Suite 350                                     Partners (merchant
Washington, D.C. 20004                              bank) and chairman of
                                                    Thayer Hotel Investors
                                                    III, Thayer Hotel
                                                    Investors II and Lodging
                                                    Opportunities Fund
                                                    (hotel investment
                                                    partnerships). From
                                                    January 1992 to
                                                    November 1992, he was
                                                    campaign manager of
                                                    Bush-Quayle '92. From
                                                    1990 to 1992, he was
                                                    vice chairman and, from
                                                    1989 to 1990, he was
                                                    president of Northwest
                                                    Airlines Inc. and NWA
                                                    Inc. (holding company
                                                    of Northwest Airlines
                                                    Inc.). Prior to 1989, he
                                                    was employed by the
                                                    Marriott Corporation
                                                    (hotels, restaurants,
                                                    airline catering and
                                                    contract feeding), where
                                                    he most recently was an
                                                    executive vice president
                                                    and president of
                                                    Marriott Hotels and
                                                    Resorts.


                                NUMBER OF PORTFOLIOS
       NAME, ADDRESS,              IN FUND COMPLEX          OTHER DIRECTORSHIPS
          AND AGE                OVERSEEN BY TRUSTEE          HELD BY TRUSTEE
--------------------------- ---------------------------- ------------------------
Morton L. Janklow; 72       Mr. Janklow is a             None
445 Park Avenue             director or trustee of
New York, New York 10022    22 investment
                            companies (consisting
                            of 43 portfolios) for
                            which UBS Global
                            AM, UBS
                            PaineWebber or one of
                            their affiliates serves as
                            investment advisor,
                            sub-advisor or
                            manager.

Frederic V. Malek; 65       Mr. Malek is a director      Mr. Malek is also a
1455 Pennsylvania Avenue,   or trustee of 22             director of Aegis
N.W., Suite 350             investment companies         Communications, Inc.
Washington, D.C. 20004      (consisting of 43            (tele-services),
                            portfolios) for which        American Management
                            UBS Global AM, UBS           Systems, Inc.
                            PaineWebber or one of        (management
                            their affiliates serves as   consulting and
                            investment advisor,          computer related
                            sub-advisor or               services), Automatic
                            manager.                     Data Processing, Inc.
                                                         (computing services),
                                                         CB Richard Ellis, Inc.
                                                         (real estate services),
                                                         FPL Group, Inc.
                                                         (electric services),
                                                         Manor Care, Inc.
                                                         (health care), and
                                                         Northwest Airlines Inc.

                                            TERM OF
                                             OFFICE
                                              AND
                              POSITION(S)  LENGTH OF
        NAME, ADDRESS,         HELD WITH      TIME      PRINCIPAL OCCUPATION(S)
           AND AGE               TRUST      SERVED++      DURING PAST 5 YEARS
----------------------------- ----------- ----------- --------------------------
Carl W. Schafer; 66             Trustee     Since     Mr. Schafer is president
66 Witherspoon Street #1100                  1991     of the Atlantic
Princeton, NJ 08542                                   Foundation (charitable
                                                      foundation). Prior to
                                                      January 1993, he was
                                                      chairman of the
                                                      Investment Advisory
                                                      Committee of the
                                                      Howard Hughes Medical
                                                      Institute.

William D. White; 68            Trustee     Since     Mr. White is retired.
P.O. Box 199                                 2001     From February 1989
Upper Black Eddy, PA 18972                            through March 1994, he
                                                      was president of the
                                                      National League of
                                                      Professional Baseball
                                                      Clubs. Prior to 1989, he
                                                      was a television
                                                      sportscaster for
                                                      WPIX-TV, New York.
                                                      Mr. White served on the
                                                      Board of Directors of
                                                      Centel from 1989 to
                                                      1993 and until recently
                                                      on the board of directors
                                                      of Jefferson Banks
                                                      Incorporated,
                                                      Philadelphia, PA.



                                  NUMBER OF PORTFOLIOS
        NAME, ADDRESS,               IN FUND COMPLEX         OTHER DIRECTORSHIPS
           AND AGE                 OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
----------------------------- ---------------------------- -----------------------
Carl W. Schafer; 66           Mr. Schafer is a             Mr. Schafer is also a
66 Witherspoon Street #1100   director or trustee of       director of Labor
Princeton, NJ 08542           22 investment                Ready, Inc. (temporary
                              companies (consisting        employment),
                              of 43 portfolios) for        Roadway Corp.
                              which UBS Global             (trucking),
                              AM, UBS                      Guardian Life
                              PaineWebber or one of        Insurance Company
                              their affiliates serves as   mutual funds, the
                              investment advisor,          Harding, Loevner
                              sub-advisor or               Funds, E.I.I. Realty
                              manager.                     Securities Trust
                                                           (investment company)
                                                           and Frontier Oil
                                                           Corporation.

William D. White; 68          Mr. White is a director      None
P.O. Box 199                  or trustee of 22
Upper Black Eddy, PA 18972    investment companies
                              (consisting of 43
                              portfolios) for which
                              UBS Global AM, UBS
                              PaineWebber or one of
                              their affiliates serves as
                              investment advisor,
                              sub-advisor or
                              manager.



----------
* This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, NY 10019-6028.

** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

***   Address for mailing purposes only.

+ Mrs. Alexander and Mr. Bewkes are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

++    Each trustee holds office for an indefinite term.

OFFICERS



                                POSITION(S)       TERM OF OFFICE AND
      NAME, ADDRESS,           HELD WITH THE        LENGTH OF TIME
          AND AGE                  TRUST                SERVED+
-------------------------- --------------------- --------------------
Thomas Disbrow*; 36        Vice President and    Since 2000
                           Assistant Treasurer

Amy R. Doberman*; 40       Vice President and    Since 2000
                           Secretary

Stephen P. Fisher*; 43     Vice President        Since 2002

David M. Goldenberg*; 36   Vice President and    Since 2002
                           Assistant Secretary



                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; NUMBER OF
      NAME, ADDRESS,       PORTFOLIOS IN FUND COMPLEX FOR WHICH PERSON SERVES AS
          AND AGE                                      OFFICER
-------------------------- --------------------------------------------------------------
Thomas Disbrow*; 36        Mr. Disbrow is a director and a senior manager of the
                           mutual fund finance department of UBS Global AM. Prior
                           to November 1999, he was a vice president of Zweig/Glaser
                           Advisers. Mr. Disbrow is a vice president and assistant
                           treasurer of 22 investment companies (consisting of 43
                           portfolios) for which UBS Global AM, UBS PaineWebber
                           or one of their affiliates serves as investment advisor,
                           sub-advisor or manager.

Amy R. Doberman*; 40       Ms. Doberman is a managing director and general counsel
                           of UBS Global AM. From December 1997 through July
                           2000, she was general counsel of Aeltus Investment
                           Management, Inc. Prior to working at Aeltus, Ms.
                           Doberman was assistant chief counsel of the SEC's Division of Investment Management. Ms. Doberman is vice president
                           and secretary of UBS Supplementary Trust and a vice
                           president and secretary of 24 investment companies
                           (consisting of 82 portfolios) for which UBS Global AM,
                           UBS Global Asset Management (Americas) Inc. ("UBS
                           Global AM (Americas)"), UBS PaineWebber or one of
                           their affiliates serves as investment advisor, sub-advisor or manager.

Stephen P. Fisher*; 43     Mr. Fisher is a managing director of UBS Global AM. From
                           October 2000 to February 2001, he was president of
                           Morningstar Investment Services. From May 1999 to
                           October 2000, Mr. Fisher was senior vice president of UBS
                           Global AM. From January 1997 to May 1999, Mr. Fisher
                           was a senior vice president of Prudential Investments. Mr.
                           Fisher is a vice president of 22 investment companies
                           (consisting of 43 portfolios) for which UBS Global AM,
                           UBS PaineWebber or one of their affiliates serves as
                           investment advisor, sub-advisor or manager.

David M. Goldenberg*; 36   Mr. Goldenberg is an executive director and deputy general counsel of UBS Global AM. From 2000-2002 he was
                           director, legal affairs at Lazard Asset Management. Mr.
                           Goldenberg was global director of compliance for SSB Citi
                           Asset Management Group from 1998-2000. He was associate
                           general counsel at Smith Barney Asset Management from
                           1996-1998. Prior to working at Smith Barney Asset
                           Management, Mr. Goldenberg was branch chief and senior
                           counsel in the SEC's Division of Investment Management.
                           Mr. Goldenberg is a vice president and assistant secretary of
                           UBS Supplementary Trust and vice president and assistant
                           secretary of 24 investment companies (consisting of
                           82 portfolios) for which UBS Global AM, UBS Global AM
                           (Americas), UBS PaineWebber or one of their affiliates
                           serves as investment advisor, sub-advisor or manager.

                                     POSITION(S)         TERM OF OFFICE AND
        NAME, ADDRESS,              HELD WITH THE          LENGTH OF TIME
           AND AGE                      TRUST                  SERVED+
----------------------------- ------------------------- --------------------
Kevin J. Mahoney*; 36         Vice President            Since 1999
                              and Assistant Treasurer

Michael H. Markowitz **; 37   Vice President            Since 2001

Susan P. Ryan*; 42            Vice President            Since 1995

Paul H. Schubert*; 39         Vice President            Since 1995
                              and Treasurer



                                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; NUMBER OF
        NAME, ADDRESS,        PORTFOLIOS IN FUND COMPLEX FOR WHICH PERSON SERVES AS
           AND AGE                                       OFFICER
----------------------------- -------------------------------------------------------------
Kevin J. Mahoney*; 36         Mr. Mahoney is a director and a senior manager of the
                              mutual fund finance department of UBS Global AM. From
                              August 1996 through March 1999, he was the manager of
                              the mutual fund internal control group of Salomon Smith
                              Barney. Mr. Mahoney is a vice president and assistant
                              treasurer of 22 investment companies (consisting of 43
                              portfolios) for which UBS Global AM, UBS PaineWebber
                              or one of their affiliates serves as investment advisor,
                              sub-advisor or manager.

Michael H. Markowitz **; 37   Mr. Markowitz is an executive director, portfolio manager
                              and head of U.S. short duration fixed income of UBS
                              Global AM. He is also an executive director and portfolio
                              manager of UBS Global AM (Americas), an affiliate of
                              UBS Global AM. Mr. Markowitz is a vice president of six
                              investment companies (consisting of 26 portfolios) for which
                              UBS Global AM, UBS PaineWebber or one of their
                              affiliates serves as investment advisor, sub-advisor or
                              manager.

Susan P. Ryan*; 42            Ms. Ryan is an executive director and a portfolio manager
                              of UBS Global AM. Ms. Ryan is a vice president of five
                              investment companies (consisting of 13 portfolios) for which
                              UBS Global AM, UBS PaineWebber or one of their
                              affiliates serves as investment advisor, sub-advisor or
                              manager.

Paul H. Schubert*; 39         Mr. Schubert is an executive director and head of the
                              mutual fund finance department of UBS Global AM. Mr.
                              Schubert is treasurer and principal accounting officer of
                              UBS Supplementary Trust and of two investment companies
                              (consisting of 39 portfolios) and a vice president and
                              treasurer of 22 investment companies (consisting of 43
                              portfolios) for which UBS Global AM, UBS Global AM
                              (Americas), UBS PaineWebber or one of their affiliates
                              serves as investment advisor, sub-advisor or manager.

                            POSITION(S)       TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; NUMBER OF
    NAME, ADDRESS,         HELD WITH THE        LENGTH OF TIME    PORTFOLIOS IN FUND COMPLEX FOR WHICH PERSON SERVES AS
        AND AGE                TRUST                SERVED+                                   OFFICER
---------------------- --------------------- -------------------- ---------------------------------------------------------------
Brian M. Storms*; 47   President             Since 2000           Mr. Storms is chief executive officer (since July 2002),
                                                                  director and president of UBS Global AM (since March
                                                                  1999). He is also chief executive officer (since July 2002), a member of the board of directors and president of UBS
                                                                  Global AM (Americas) and UBS Global Asset Management
                                                                  (New York) Inc. (since October 2001). Mr. Storms was chief executive officer of UBS Global AM from October 2000 to
                                                                  September 2001 and chief operating officer (2001--2002). He was chief operating officer of UBS Global AM (Americas)
                                                                  and UBS Global AM (New York) from September 2001 to
                                                                  July 2002. He was director or trustee of several investment companies in the UBS Family of Funds (1999-2001). He was
                                                                  president of Prudential Investments (1996-1999). Prior to
                                                                  joining Prudential Investments he was a managing director
                                                                  at Fidelity Investments. Mr. Storms is president and trustee of UBS Supplementary Trust and of two investment
                                                                  companies (consisting of 39 portfolios) and president of 22 investment companies (consisting of 43 portfolios) for which
                                                                  UBS Global AM, UBS Global AM (Americas), UBS
                                                                  PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 41   Vice President and    Since 1996           Mr. Weller is a director and senior associate general counsel
                       Assistant Secretary                        of UBS Global AM. Mr. Weller is a vice president and
                                                                  assistant secretary of 22 investment companies (consisting of
                                                                  43 portfolios) for which UBS Global AM, UBS
                                                                  PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.



----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

              INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES



                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                      REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                          TRUSTEE FOR WHICH UBS GLOBAL AM, UBS
                          DOLLAR RANGE OF EQUITY    PAINEWEBBER OR AN AFFILIATE SERVES AS INVESTMENT
         TRUSTEE            SECURITIES IN FUND+             ADVISOR, SUB-ADVISOR OR MANAGER+
------------------------ ------------------------ ---------------------------------------------------
INTERESTED TRUSTEES
Margo N. Alexander                 None                              Over $100,000
E. Garrett Bewkes, Jr.             None                              Over $100,000

INDEPENDENT TRUSTEES
------------------------
Richard Q. Armstrong               None                              Over $100,000
David J. Beaubien                  None                              Over $100,000
Richard R. Burt                    None                            $10,001 - $50,000
Meyer Feldberg                     None                              Over $100,000
George W. Gowen                    None                              Over $100,000
William W. Hewitt, Jr.             None                              Over $100,000
Morton L. Janklow                  None                                  None
Frederic V. Malek                  None                           $50,001 - $100,000
Carl W. Schafer                    None                           $50,001 - $100,000
William D. White                   None                              $1 - $10,000



----------
+     Information regarding ownership is as of December 31, 2001.


                                   COMMITTEES

     The Trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees. Richard Q. Armstrong is chairperson and William W. Hewitt, Jr. is vice chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating Committee: George
W. Gowen (chairperson), Morton L. Janklow, Carl W. Schafer and William D.
White.

     The Audit and Contract Review Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors' independence; reporting to the full board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the Trust's fiscal year ended April 30, 2002, the Audit and Contract Review Committee held one meeting.

     The Nominating Committee is responsible for, among other things:
selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the board; and reviewing the composition of the board and the compensation arrangements for each of the trustees. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. George W. Gowen, care of the Secretary of the Funds at 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae. During the Trust's fiscal year ended April 30, 2002, the Nominating Committee did not meet.

          INFORMATION ABOUT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY OR
                    UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of December 31, 2001, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.


                                  COMPENSATION

     Each board member who is not an "interested person" receives, in the aggregate from UBS PaineWebber mutual funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receive annually
$12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such mutual funds (or each relevant mutual fund in the case of a special meeting) pro rata on the mutual funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all funds for which UBS Global AM or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.



                              COMPENSATION TABLE+


                                                   AGGREGATE        TOTAL COMPENSATION
                                                  COMPENSATION      FROM THE TRUST AND
          NAME OF PERSON, POSITION              FROM THE TRUST*     THE FUND COMPLEX**
--------------------------------------------   -----------------   -------------------
Richard Q. Armstrong, Trustee ..............         $5,611              $ 94,395
David J. Beaubien, Trustee*** ..............         $2,962              $ 71,238
Richard R. Burt, Trustee ...................         $5,611              $ 86,295
Meyer Feldberg, Trustee ....................         $5,977              $166,048
George W. Gowen, Trustee ...................         $6,342              $163,529
William W. Hewitt, Jr., Trustee*** .........         $3,182              $ 85,616
Morton L. Janklow, Trustee*** ..............         $2,962              $ 64,988
Frederic V. Malek, Trustee .................         $5,611              $ 94,395
Carl W. Schafer, Trustee ...................         $5,611              $ 94,125
William D. White, Trustee*** ...............         $2,962              $ 71,238


----------

+ Only independent board members are compensated by the funds for which UBS Global AM or UBS PaineWebber serve as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act of 1940, do not receive compensation from these funds.

* Represents total fees paid by the Trust to each trustee for the fiscal year ended April 30, 2002.

** Represents fees paid during the calendar year ended December 31, 2001 to each board member by: (a) 29 investment companies in the case of Messrs. Armstrong, Burt, Malek and Schafer; (b) 22 investment companies in the case of Messrs. Beaubien, Hewitt, Janklow and White; and (c) 41 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

***   This person did not commence serving on the fund's board until September
      2001.

           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES



     As of July 31, 2002 the Trust's records showed the following shareholders as owning of record 5% or more of a class of a fund's shares. Except as noted below, the Trust does not know of any person who owns beneficially 5% or more of any class of a fund's shares:



                                         PERCENTAGE OF SHARES
                                        OWNED OF RECORD AS OF
         NAME AND ADDRESS*                  JULY 31, 2002
         ----------------                   -------------
  MONEY MARKET FUND
  -----------------
  The John P. Mcgovern Foundation      6.83%
                                      (Institutional shares)

  Fbo Painewebber 401(K) Savings       6.55%
  the Northern Trust Company          (Institutional shares)

  Mcgovern Family Living Trust         6.51%
                                      (Institutional shares)

  Parabane Co.                         99.99%
  Attn: Catherine Houser              (Financial Intermediary shares)

  GOVERNMENT SECURITIES FUND
  --------------------------
  Barnett C. Helzberg Jr               12.12%
  Ubs Painewebber Inc Fbo**           (Institutional shares)
  Ett C Helzberg Jr Ttee

  Alabama Coushatta Tribe of Tex       7.99%
  Ubs Painewebber Inc Fbo**           (Institutional shares)

  Macrochen Corp                       6.64%
                                      (Institutional shares)

  Svda Foundation Special Acct          5.41%
  Svda Foundation                      (Institutional shares)
  Construction & Reserves

  Treasurer State of Mississippi       31.77%
  Attn: Marjorie Fanning              (Select shares)

  W. Virginia Investment Mgmt Board    19.91%
  Ubs Painewebber Inc. Fbo**          (Select shares)

  Bi-state Development Agency          18.54%
  Ubs Painewebber Inc. Fbo**          (Select shares)

  Kindred Healthcare Operating Inc.    15.55%
  Attn: Anthony Griffen               (Select shares)

  The Fluegel Trust                    7.28%
                                      (Select share)

  TREASURY SECURITIES FUND
  ------------------------
  Ubs Ag New York Branch               32.54%
  Ubs Painewebber Inc Fbo**           (Institutional shares)

  Atlantic Bank of New York            9.99%
  Ubs Painewebber Inc Fbo**           (Institutional shares)


----------

* The shareholders listed above may be contacted c/o UBS Global Asset Management (US) Inc., Attn: Compliance Department, 51 West 52nd Street, New York, NY 10019-6114.

**    Shares owned beneficially.

                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS


     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS PaineWebber acts as investment advisor and administrator of each fund pursuant to a contract with the Trust ("Advisory and Administration Contract"). Under the Advisory and Administration Contract, each fund pays UBS PaineWebber an annual fee, computed daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.

     During each of the periods indicated, the funds paid (or accrued) to UBS PaineWebber the following fees under the Advisory and Administration Contract. During these periods, UBS PaineWebber voluntarily waived a portion of its fees and/or paid other fund expenses, as set forth below.



                                               FISCAL YEARS ENDED APRIL 30,
                                         -----------------------------------------
                                              2002          2001          2000
                                         ------------- ------------- -------------
   Money Market Fund ...................  $7,070,215    $5,628,981    $4,515,497
      Fee Amount Waived ................           0             0        33,799
      Expenses Reimbursed ..............     528,632       615,698       342,949
   Government Securities Fund ..........     693,311       399,848       367,653
      Fee Amount Waived ................           0             0         2,299
      Expenses Reimbursed ..............     481,583       151,108        56,754
   Treasury Securities Fund ............     666,494       349,295       335,066
      Fee Amount Waived ................           0             0         2,950
      Expenses Reimbursed ..............     151,339       104,629        75,364



     Under a contract with UBS PaineWebber ("UBS Global AM Contract"), UBS Global AM serves as sub-advisor and sub-administrator for each fund. Under the UBS Global AM Contract, UBS PaineWebber (not the Trust) pays UBS Global AM a fee, computed daily and paid monthly, at an annual rate of 50% of the fees received from each fund by UBS PaineWebber under the Advisory and Administration Contract.

     During each of the periods indicated, UBS PaineWebber paid (or accrued) to UBS Global AM the fees indicated below under the UBS Global AM Contract:



                                               FISCAL YEARS ENDED APRIL 30,
                                         -----------------------------------------
                                              2002          2001          2000
                                         ------------- ------------- -------------
   Money Market Fund ...................  $3,270,792    $2,506,641    $2,069,375
   Government Securities Fund ..........     105,864       124,370       154,300
   Treasury Securities Fund ............     257,578       122,333       128,376



     Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by UBS PaineWebber. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(2) fees payable to and expenses incurred on behalf of the fund by UBS PaineWebber; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS PaineWebber; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust;

(11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.


     The Advisory and Administration and UBS Global AM Contracts (collectively, "Contracts") noted above provide that UBS PaineWebber or UBS Global AM, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the performance of the Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS PaineWebber or UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Contracts are terminable with respect to a fund by vote of the board or by the holders of a majority of the outstanding voting securities of the fund at any time without penalty, on 60 days' written notice to UBS PaineWebber or UBS Global AM, as the case may be. The Advisory and Administration Contract is also terminable without penalty by UBS PaineWebber on 60 days' written notice to the Trust, and the UBS Global AM Contract is terminable without penalty by UBS PaineWebber or UBS Global AM on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and the UBS Global AM Contract also automatically terminates upon the assignment of the Advisory and Administration Contract.

     At the Trust's board meeting held on July 24, 2002, the board members considered and approved the continuance of the Advisory and Administration Contract as well as the UBS Global AM Contract with respect to each fund. Prior to that meeting, the board's Audit and Contract Review Committee (the "Committee") (comprised of the board's independent trustees) also had met to review and discuss the investment advisory and administration services provided to each fund over the course of the year by UBS PaineWebber and UBS Global AM. In considering the continuance of the Advisory and Administration Contract and the UBS Global AM Contract, the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS PaineWebber and UBS Global AM in performing the services required under the Advisory and Administration Contract and the UBS Global AM Contract, and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS PaineWebber's and UBS Global AM's profitability in managing each fund; the current fees paid by each fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS PaineWebber and UBS Global AM by other funds they advise; and the ability of UBS PaineWebber and UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract and the UBS Global AM Contract, respectively. The Committee also evaluated the performance of each fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with each fund's investment restrictions, tax and reporting requirements, procedures of UBS PaineWebber and UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, UBS PaineWebber's and UBS Global AM's trade allocation procedures for its various investment advisory clients and best execution procedures. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract and the UBS Global AM Contract. The full board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the contracts. In this regard, the board evaluated UBS PaineWebber's and UBS Global AM's profitability with respect to each fund, including consideration of both the actual dollar amount of fees paid by each fund directly to UBS PaineWebber and by UBS PaineWebber to UBS Global AM, and so-called "fallout benefits" to UBS PaineWebber and UBS Global

AM or their affiliates, such as, for example, benefits derived from serving as investment advisor to each fund, the research services available to UBS PaineWebber or UBS Global AM by reason of commissions from other funds, and transfer agency related services fees received by UBS PaineWebber for certain transfer agency related services it performs for each fund's shareholders. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS PaineWebber and UBS Global AM, the board concluded the fees to be paid to UBS PaineWebber and UBS Global AM under the contracts were fair and reasonable, and the scope and quality of UBS PaineWebber's and UBS Global AM's services to each fund were consistent with each fund's operational requirements and sufficient to approve the continuance of the Advisory and Administration Contract between each fund and the UBS Global AM Contract between UBS PaineWebber and UBS Global AM.

     TRANSFER AGENCY RELATED SERVICES. PFPC Inc. ("PFPC") each fund's transfer agent, (not the fund) pays UBS PaineWebber for certain transfer agency related services that PFPC has delegated to UBS PaineWebber.

     SECURITIES LENDING. During the fiscal year ended April 30, 2002, Treasury Securities Fund paid $3,613 to UBS PaineWebber for its services as securities lending agent. For the years ended April 30, 2001 and April 30, 2000, the funds paid (or accrued) no fees to UBS PaineWebber for its services as securities lending agent because the funds did not engage in any securities lending activities.

     PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each class of shares of each fund pursuant to a principal underwriting contract with the Trust ("Principal Underwriting Contract"), which requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares. UBS Global AM may make payments to affiliated and unaffiliated dealers that engage in selling efforts on behalf of the funds. These payments will not exceed the annual rate of 0.10% (0.04% for Select shares of Government Securities Fund) of the value of each fund's shares sold as a result of such selling efforts. These payments are made by UBS Global AM out of its own resources, and the value of a shareholder's investment in a fund will be unaffected by these payments. UBS Global AM (not the funds) may pay fees to entities that make Institutional shares of the funds available to others. The annual rate of these fees will not exceed 0.05% of the average daily net asset value of Institutional shares held through, or in connection with, the entity and will be paid monthly. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.


     FINANCIAL INTERMEDIARIES. Financial intermediaries (such as banks, trust companies, brokers and investment advisors) may purchase Financial Intermediary shares of Money Market Fund and Treasury Securities Fund for the benefit of their customers. Customers of financial intermediaries also may purchase Institutional shares of Government Securities Fund. The Trust has adopted a shareholder services plan with respect to the Financial Intermediary shares of Money Market Fund and Treasury Securities Fund ("Financial Intermediary Shares Plan") and has also adopted a separate shareholder services plan with respect to the Institutional shares of Government Securities Fund ("Government Securities Fund Plan").


     Each Plan requires that UBS Global AM provide to the board at least annually a written report of the amounts expended by UBS Global AM under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with UBS Global AM in providing information to the board with respect to amounts expended and services provided under the service agreement. Each Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to a Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and UBS Global AM might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the funds. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of any fund or result in a financial loss to any shareholder.


     Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund or UBS Global AM resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.


     The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the Plans and any other compensation payable to it in connection with the investment of its customers' assets in shares of the funds. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.


     Financial Intermediary Shares Plan. UBS Global AM implements the Financial Intermediary Shares Plan by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares on behalf of its customers. That agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares.

     Under the Financial Intermediary Shares Plan, Money Market Fund and Treasury Securities Fund each pay UBS Global AM a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with UBS Global AM; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and
(ix) such other similar services as UBS Global AM or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

     During the fiscal year ended April 30, 2002, under a prior similar shareholder services plan with UBS PaineWebber that applied to all three funds, the Trust made payments through UBS PaineWebber to financial intermediaries with respect to Financial Intermediary shares in the amount of $143,645 for Money Market Fund. No other fund made any payments to UBS PaineWebber under the Plan during this period because no other fund had any outstanding Financial Intermediary shares.

     Government Securities Fund Plan. UBS Global AM implements the Government Securities Fund Plan by entering into a service agreement with each financial intermediary through which an investor purchases Institutional shares of Government Securities Fund. That agreement requires the financial intermediary to provide support services to its customers who purchase Institutional shares.


     Under the Government Securities Fund Plan, Government Securities Fund pays UBS Global AM a monthly fee at the annual rate of 0.10% of the average daily net asset value of the Institutional shares owned by the customers of a financial intermediary that has entered into a service agreement with UBS Global AM. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) assisting customers in changing dividend options, account designations and addresses;
(ii) aggregating and/or processing purchase and redemption requests from customers and placing purchase and redemption orders with UBS Global AM or the Fund's transfer agent; (iii) transmitting and receiving funds in connection with customer orders to purchase and redeem shares; (iv) processing dividend payments on behalf of customers; (v) providing information periodically to customers showing their positions in Institutional shares; (vi) arranging for bank wires; (vii) responding to customer inquiries regarding account status and history, the manner in which purchases and redemptions of Institutional shares may be made and other matters pertaining to the operation of their accounts;
(viii) providing sub-accounting with respect to Institutional shares owned by customers or the information necessary for sub-accounting; (ix) forwarding communications from the Trust (for example, proxies, shareholder reports and dividend, distribution and tax notices) to customers; (x) providing the necessary personnel and facilities to establish and maintain shareholder accounts and records; and (xi) such other similar services as UBS Global AM or a customer may reasonably request from time to time to the extent the financial intermediary is permitted to perform such services under federal and state statutes, rules and regulations.

     During the fiscal year ended April 30, 2002, the Trust made payments through UBS Global AM to financial intermediaries with respect to Institutional shares in the amount of $199,157 for Government Securities Fund.



                            PORTFOLIO TRANSACTIONS

     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of the fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the fund, subject to UBS Global AM's duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.

     During the fiscal years ended April 30, 2002, April 30, 2001 and April 30, 2000 the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

     Investment decisions for the funds and for other investment accounts managed by UBS Global AM are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.


     As of April 30, 2002, Money Market Fund owned securities issued by the following company which is a regular broker-dealer for the fund:



                     ISSUER                       TYPE OF SECURITY       VALUE
------------------------------------------------ ------------------ --------------
   Salomon Smith Barney Holdings Inc. ..........  Commercial Paper  $49,997,542



      ADDITIONAL INFORMATION REGARDING REDEMPTIONS; FINANCIAL INSTITUTIONS

     ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.


     If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash. The Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for a shareholder.


     FINANCIAL INSTITUTIONS. The funds may authorize financial institutions and their agents to accept on the funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the financial institutions or their agents.


                              VALUATION OF SHARES


     Money Market Fund's net asset values per share are typically determined by its custodian, State Street Bank and Trust Company ("State Street"), as of noon, Eastern time, 2:30 p.m., Eastern time and 4:30 p.m., Eastern time, on each Business Day. Government Securities Fund's and Treasury Securities Fund's net asset values per share are determined by State Street as of noon, Eastern time, and 2:30 p.m., Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the offices of State Street and the funds' transfer agent, PFPC and the New York City offices of UBS Global AM are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


     In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.


                            PERFORMANCE INFORMATION

     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

       P(1 + T)(n)   = ERV
   where:        P   = a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T   = average annual total return of shares of that class
                 n   = number of years
                 ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

     The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

     The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


                               MONEY MARKET FUND


                                                     FINANCIAL
                                  INSTITUTIONAL    INTERMEDIARY
                                      SHARES          SHARES
(INCEPTION DATE)                    (06/03/91)      (01/14/98)*
-------------------------------- --------------- ----------------
Year ended April 30, 2002:
   Standardized Return .........       2.87%            2.62%
Five Years ended April 30, 2002:
   Standardized Return .........       5.05%             N/A
Inception* to April 30, 2002:
   Standardized Return .........       4.74%            4.71%


----------
* Date for most recent issuance of shares. Financial Intermediary shares were originally issued on March 17, 1994, but subsequently redeemed before being reissued in 1998.


                          GOVERNMENT SECURITIES FUND


                                  INSTITUTIONAL     SELECT
                                      SHARES        SHARES
(INCEPTION DATE)                    (06/03/91)    (05/23/01)
-------------------------------- --------------- ------------
Year ended April 30, 2002:
   Standardized Return .........       2.65%       2.38%
Five Years ended April 30, 2002:
   Standardized Return .........       4.85%       N/A
Inception to April 30, 2002:
   Standardized Return .........       4.56%       2.38%


                           TREASURY SECURITIES FUND


                                  INSTITUTIONAL
                                     SHARES
(INCEPTION DATE)                   (12/06/91)
-------------------------------- --------------
Year ended April 30, 2002:
   Standardized Return .........       2.56%
Five Years ended April 30, 2002:
   Standardized Return .........       4.54%
Inception to April 30, 2002:
   Standardized Return .........       4.30%


     CALCULATION OF YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. A fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] -- 1


     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it is not the same as yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.


     The following table shows the yield and effective yield for the outstanding shares of each fund for the 7-day period ended April 30, 2002:



                                                            EFFECTIVE
                                                YIELD         YIELD
                                           -------------- ------------
Money Market Fund
   Institutional shares ..................       1.72%         1.74%
   Financial Intermediary shares .........       1.47%         1.49%
Government Securities Fund
   Institutional shares ..................       1.60%         1.61%
   Select shares .........................       1.70%         1.71%
Treasury Securities Fund
   Institutional shares ..................       1.53%         1.54%
   Financial Intermediary shares .........        N/A           N/A


     The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (e.g., one-day yield, 30-day yield).


     Government Securities Fund is expected to invest substantially all its assets in U.S. government securities. These investments are expected to generate income exempt from most state and local taxation. This fund may advertise a tax-equivalent yield and tax-equivalent effective yield. The tax-equivalent yield represents the pretax yield that an investment subject to state and local taxation would need to generate to equal the tax-free yield of a fund generating income which may be exempt from state or local taxation. To calculate the tax-equivalent yield, the fund will divide the state tax-exempt portion of the above yield by one minus a stated tax rate and then add the quotient to the portion, if any, of the yield that is not tax-exempt. The tax-equivalent effective yield, however, modifies the tax-equivalent yield to reflect the compounding effect of the fund's reinvestment. To calculate the tax-equivalent effective yield, the fund will divide the tax-exempt portion of the above effective yield by one minus the stated tax rate and then add the quotient to the portion, if any, of the effective yield that is not tax-exempt. Please remember that the dividends that you receive from Government Securities Fund generally are subject to federal tax although all or a portion may be exempt from state or local income taxation.

     OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare their yields with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), iMoney Net, Inc. ("iMoney Net"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes (Registered Trademark) Money Markets.



                                     TAXES


     BACKUP WITHHOLDING. The funds are required to withhold up to 30% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the funds or UBS Global AM or the applicable dealer with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to those shareholders who otherwise are subject to backup withholding.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The funds intend to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


                               OTHER INFORMATION

     MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS PaineWebber believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

     CLASS OF SHARES. A share of each class of a fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares of Money Market Fund and Treasury Securities Fund and owners of Institutional shares of Government Securities Fund receive certain services directly from financial intermediaries and bear the related service costs.

     VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the securities is required by law. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportions as the vote of shares held for their customers.

     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of the Trust may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the Trust.


     PRIOR NAMES. Prior to April 8, 2002 the funds were known as Brinson LIR Money Market Fund, Brinson LIR Government Securities Fund and Brinson LIR Treasury Securities Fund. Prior to May 9, 2001, the funds' names did not contain the preface "Brinson LIR." Prior to May 9, 2001, Government Securities Fund's Select shares were known as "Financial Intermediary shares."


     CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the funds' assets. PFPC, a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as each fund's transfer and dividend disbursing agent.


     COUNSEL. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.

     AUDITORS. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent auditors for the funds.



                             FINANCIAL STATEMENTS


     The funds' Annual Reports to Shareholders for their last fiscal year ended April 30, 2002 are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP appearing therein are incorporated herein by this reference.

       YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.




                          --------------------------





(Copyright) 2002 UBS Global Asset Management (US) Inc. All rights reserved.

S-642



                                                  LIQUID INSTITUTIONAL RESERVES



                                                                        UBS LIR
                                                              MONEY MARKET FUND
                                                                        UBS LIR
                                                     GOVERNMENT SECURITIES FUND
                                                                        UBS LIR

                                                        TREASURY SECURITIES FUND







--------------------------------------------------------------------------------

                                            STATEMENT OF ADDITIONAL INFORMATION
                                                                 AUGUST 30, 2002

--------------------------------------------------------------------------------

 PART C. OTHER INFORMATION

 Item 23. Exhibits
          --------

 (1) (a)  Amended and Restated Declaration of Trust 1/

     (b)  Amendment effective April 18, 1996 to Amended and Restated Declaration of Trust 2/

     (c)  Amendment effective May 9, 2001 to Amended and Restated Declaration of Trust 3/

     (d)  Amendment effective April 8, 2002 to Amended and Restated Declaration of Trust (filed herewith)

 (2) (a)  Amended and Restated By-Laws of the Trust 1/

     (b)  Amendment dated December 21, 2001 to Amended and Restated By-Laws (filed herewith)

 (3)      Instruments defining the rights of holders of Registrant's shares of beneficial interest 4/

 (4) (a)  Investment Advisory and Administration Contract between Registrant and UBS PaineWebber Inc. 5/

     (b)  Investment Sub-Advisory and Sub-Administration Agreement between UBS PaineWebber Inc.
          and UBS Global Asset Management (US) Inc. 2/

 (5) (a)  Principal Underwriting Contract between Registrant and UBS Global Asset Management (US) Inc. 3/

     (b)  Dealer Agreement with UBS PaineWebber Inc. 6/

 (6)      Bonus, profit or pension plans - none

 (7)      Custodian Contract 5/

 (8) (a)  Transfer Agency and Shareholder Services Agreement  7/

     (b)  Form of Shareholder Services Plan and Agreement for UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund 6/

     (c)  Shareholder Services Plan and Agreement for UBS LIR Government Securities Fund 6/

     (d)  Amendment dated March 5, 2001 to Transfer Agency and Shareholder Services Agreement 6/

 (9)      Opinion and consent of counsel (filed herewith)

 (10)     Other opinions, appraisals, rulings and consents:  Consent of Independent Auditors (filed herewith)

 (11)     Financial statements omitted from Part B - none

 (12)     Letter of Investment Intent (previously filed)

 (13)     Plan Pursuant to Rule 12b-1 - none

 (14)     Plan pursuant to Rule 18f-3 3/





 (15)     Code of Ethics for Registrant and UBS Global Asset Management (US) Inc. (UBS PaineWebber Inc., Registrant's investment advisor, is not required to have a code of ethics with respect to the Registrant because Registrant consists solely of money market funds. ) 8/



-------------------------------

 1/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 33-39029, filed August 28, 1998.

 2/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-39029, filed August 30, 1996.

 3/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement, SEC File No. 33-39029, filed June 29, 2001.

 4/ Incorporated by reference from Articles II, IV, V, VI, VII and VIII of the Registrant's Amended and Restated Declaration of Trust and Article II of the Registrant's Amended and Restated By-Laws.

 5/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-39029, filed July 3, 1996.


 6/ Incorporated by reference from Post-Effective Amendment No. 17 to the registration statement, SEC File No. 33-39029, filed August 29, 2002.

 7/ Incorporated by reference from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-39029, filed July 2, 1997.

 8/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement of UBS Money Series, SEC File No. 333- 52965, filed April 30, 2002.


Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          None.

Item 25.  Indemnification
          ---------------



                  Section 4.2 of Article IV of the Registrant's Amended and Restated Declaration of Trust, as amended, ("Declaration of Trust") provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.


                  Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the Registrant, or the appropriate series of the Registrant, will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(c) of
Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

                  Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Advisor, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.


                  Section 9 of the Investment Advisory and Administration Contract ("Advisory and Administration Contract") with UBS PaineWebber Inc. ("UBS PaineWebber") provides that UBS PaineWebber shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant, the Registrant or any of its shareholders, in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS PaineWebber in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 13 of the Advisory and Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory and Administration Contract and that UBS PaineWebber shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

                  Section 8 of the Sub-Investment Advisory and Sub-Administration Agreement between UBS PaineWebber and UBS Global Asset Management
(US) Inc. ("UBS Global AM") (the "Agreement") provides that UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by UBS PaineWebber or the Registrant or its shareholders, except a loss arising out of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or reckless disregard by it of its obligations and duties under the Agreement.

                  Section 9 of the Principal Underwriting Contract provides that the Trust will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Principal Underwriting Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.

                  Section 15 of the Principal Underwriting Contract contains provisions similar to Section 13 of the Advisory and Administration Contract.


                  Section 9 of the Dealer Agreement contains provisions similar to those of Section 9 of the Principal

Underwriting Contract with respect to the dealer.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

                  UBS PaineWebber, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS PaineWebber is primarily engaged in the financial services business. Information as to the officers and directors of UBS PaineWebber is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-7163) and is incorporated herein by reference.

                  UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 27.  Principal Underwriters
          ----------------------

(a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

               2002 TARGET TERM TRUST  INC.
               ALL  AMERICAN TERM TRUST  INC.
               UBS FINANCIAL SERVICES FUND  INC.
               UBS INDEX TRUST
               UBS INVESTMENT TRUST
               UBS MANAGED INVESTMENTS TRUST
               UBS MASTER SERIES, INC.
               UBS MONEY SERIES
               UBS SECURITIES TRUST
               UBS SERIES TRUST
               GLOBAL HIGH INCOME DOLLAR FUND  INC.
               INSURED MUNICIPAL INCOME FUND  INC.
               INVESTMENT GRADE MUNICIPAL INCOME FUND  INC.
               MANAGED HIGH YIELD PLUS FUND INC.
               UBS PACE SELECT ADVISORS TRUST
               STRATEGIC GLOBAL INCOME FUND, INC.
               THE UBS FUNDS
               UBS PAINEWEBBER CASHFUND, INC.
               UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
               UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES UBS PAINEWEBBER RMA MONEY FUND, INC.
               UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

(b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) . The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.



-----------------------------------------------------------------------------------------------------------------------------------
Name and Address               Position(s) held with Registrant              Position and Offices with Underwriter
----------------               --------------------------------              -------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Thomas Disbrow**               Vice President and Assistant                  Director and a Senior Manager of the Mutual
                               Treasurer                                     Fund Finance Department of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
Amy R. Doberman**              Vice President and Secretary                  Managing Director and General Counsel of
                                                                             UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
Stephen P. Fisher**            Vice President                                Managing Director of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
David M. Goldenberg**          Vice President and Assistant                  Executive Director and Deputy General Counsel of
                               Secretary                                     UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
Kevin J. Mahoney**             Vice President and Assistant                  Director and a Senior Manager of the Mutual Fund
                               Treasurer                                     Finance Department of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
Michael H. Markowitz***        Vice President                                Executive Director, Portfolio Manager and Head of U.S.
                                                                             Short Duration Fixed Income of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
Susan Ryan**                   Vice President                                Executive Director and Portfolio Manager of
                                                                             UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
Paul H. Schubert**             Vice President and Treasurer                  Executive Director and Head of the Mutual Fund
                                                                             Finance Department of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
Brian M. Storms**              President                                     Chief Executive Officer and President of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------
Keith A. Weller**              Vice President and Assistant                  Director and Senior Associate General Counsel of
                               Secretary                                     UBS Global AM
-----------------------------------------------------------------------------------------------------------------------------------



* This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
***  This person's address is One North Wacker Drive, Chicago, Illinois 60606.


(c) None

Item 28.  Location of Accounts and Records
          --------------------------------

     The books and other documents required by paragraphs (i)(b)(4), (c) and (d) of Rule 31a-1 and (ii) (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM, at 51 West 52nd Street, New York, New York 10019-6114. Certain information required by Rule 31a - 1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM, at 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of August, 2002.


                                         LIQUID INSTITUTIONAL RESERVES


                                         By:  /s/ David M. Goldenberg
                                         -------------------------------

                                         David M. Goldenberg
                                         Vice President and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                         Title                        Date
---------                         -----                        ----

/s/  Margo N. Alexander           Trustee                      August 27, 2002
-----------------------
Margo N. Alexander*


/s/  Richard Q. Armstrong         Trustee                      August 27, 2002
-------------------------
Richard Q. Armstrong*


/s/  David J. Beaubien            Trustee                      August 27, 2002
----------------------
David J. Beaubien*


/s/  E. Garrett Bewkes, Jr.       Trustee and Chairman         August 27, 2002
---------------------------       of the Board of  Trustees
E. Garrett Bewkes, Jr.*


/s/  Richard R. Burt              Trustee                      August 27, 2002
--------------------
Richard R. Burt*


/s/  Meyer Feldberg               Trustee                      August 27, 2002
-------------------
Meyer Feldberg*


/s/  George W. Gowen              Trustee                      August 27, 2002
--------------------
George W. Gowen*


/s/  William W. Hewitt, Jr.       Trustee                      August 27, 2002
---------------------------
William W. Hewitt, Jr.*

/s/  Morton Janklow               Trustee                      August 27, 2002
-------------------
Morton Janklow*


/s/  Frederic V. Malek            Trustee                      August 27, 2002
----------------------
Frederic V. Malek**


/s/  Carl W. Schafer              Trustee                      August 27, 2002
---------------------
Carl W. Schafer*


/s/  William D. White             Trustee                      August 27, 2002
---------------------
William D. White*


/s/ Brian M. Storms               President                    August 27, 2002
--------------------
Brian M. Storms ***

/s/ Paul H. Schubert              Vice President and           August 27, 2002
--------------------              Treasurer
Paul H. Schubert


* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No 7 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed October 31, 2001.

*** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 25, 2001 and incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement of UBS Index Trust, SEC File No. 333- 27917, filed September 28, 2001.

                          LIQUID INSTITUTIONAL RESERVES

                                  EXHIBIT INDEX


Exhibit
Number
------
(1)(d)     Amendment effective April 8, 2002 to Amended and Restated Declaration of Trust

(2)(b)     Amendment dated December 21, 2001 to Amended and Restated By-Laws

(9)        Opinion and consent of counsel

(10)       Other opinions, appraisals, rulings and consents: Consent of Independent Auditors